Long term debt:	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
10.	Long term debt:

On December 8, 2014, the Company drew $350 thousand on the line of credit. Per the line of credit agreement, a note payable was also executed. The note is due in two years, with an interest rate of the lesser of three (3) percent or the maximum rate permitted by Florida law, interest to be paid quarterly. As of December 31, 2014, interest on the note is 3%.

As of December 31, 2013 the Company had no outstanding long-term debt